Condensed Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Stock Issued [Member]	Common Stock Issued [Member] Previously Reported [Member]	Treasury Stock [Member]	Additional Paid in Capital [Member]	Additional Paid in Capital [Member] Previously Reported [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2014	$ 18,145			$ (51)	$ 264,689		$ (246,513)	$ 20
Balance (in shares) at Dec. 31, 2014		5		(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense/income for issuance of stock options	349				349
Compensation expense (income) for issuance of restricted stock	308				308
Sale of common stock, net of expenses	8,479				8,479
Sale of common stock, net of expenses (in shares)		4
Exercise of warrants	176				176
Fair value of warrants issued classified as liability	(4,247)				(4,247)
Fair value of warrants exercised	123				123
Net income (loss)	(14,704)						(14,704)
Foreign currency translation	(28)							(28)
Balance at Dec. 31, 2015	8,601			$ (51)	269,877		(261,217)	(8)
Balance (in shares) at Dec. 31, 2015		9		(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense/income for issuance of stock options	161				161
Compensation expense (income) for issuance of restricted stock	266				266
Sale of common stock, net of expenses	1,011				1,011
Sale of common stock, net of expenses (in shares)		2
Issuance of common stock and rights for payments made in shares on convertible notes payable	649				649
Issuance of common stock and rights for payments made in shares on convertible notes payable (in shares)		10
Fair value of beneficial conversion feature of convertible note	4,435				4,435
Exercise of warrants	1,372				1,372
Exercise of warrants (in shares)		3
Fair value of warrants issued classified as liability	(707)				(707)
Fair value of warrants exercised	726				726
Net income (loss)	(17,971)						(17,971)
Foreign currency translation	(33)							(33)
Balance at Dec. 31, 2016	(1,490)			$ (51)	277,790		(279,188)	(41)
Balance (in shares) at Dec. 31, 2016		24		(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense/income for issuance of stock options	50				50
Compensation expense (income) for issuance of restricted stock	79	$ 0			79
Issuance of common stock and rights for payments made in shares on convertible notes payable	40,121	$ 2			40,119
Issuance of common stock and rights for payments made in shares on convertible notes payable (in shares)		227,287
Fair value of beneficial conversion feature of convertible note	4,908				4,908
Series B preferred stock dividend	(527)						(527)
Exercise of warrants	19				19
Exercise of warrants (in shares)		736
Fair value of warrants exercised	2,552				2,552
Adjustment for rounding related to Nov 2017 reverse stock split, (in shares)		93
Net income (loss)	(45,117)						(45,117)
Foreign currency translation	83							83
Balance at Dec. 31, 2017	678	$ 3	$ 2	$ (51)	325,516	$ 325,517	(324,832)	42
Balance (in shares) at Dec. 31, 2017		263,305	228,140	(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense/income for issuance of stock options	(40)				(40)
Compensation expense (income) for issuance of restricted stock	(81)				(81)
Sale of common stock, net of expenses	$ 4,210	$ 6			4,204
Sale of common stock, net of expenses (in shares)	424,000	668,854
Fair value of warrants issued	$ (18,306)				(18,306)
Net income (loss)	527						527
Foreign currency translation	(78)
Total comprehensive loss	(78)							(78)
Balance at Jun. 30, 2018	$ (13,090)	$ 9		$ (51)	$ 311,293		$ (324,305)	$ (36)
Balance (in shares) at Jun. 30, 2018		932,159		(1)